Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income taxes for the years ended December 31, 2015, 2014 and 2013 consisted of:

(in thousands)	2015	2014	2013
Pretax income in The Netherlands	$(2,495)	$(5,806)	$24,135
Pretax income from foreign operations	134,993	124,320	13,203
	$132,498	$118,514	$37,338

Provision for Income Taxes
ncome taxes for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands)	2015	2014	2013
Current—The Netherlands	$973	$936	$2,874
—Foreign	41,862	41,667	33,452
	42,835	42,603	36,326
Deferred—The Netherlands	250	317	—
—Foreign	(37,444)	(41,608)	(68,086)
	(37,194)	(41,291)	(68,086)
Total provision for income taxes	$5,641	$1,312	$(31,760)

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our reported income taxes and effective tax rate for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015		2014		2013
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$33,124	25.0%	$29,628	25.0%	$9,334	25.0%
Taxation of foreign operations, net(1)	(36,407)	(27.5)	(29,959)	(25.3)	(31,826)	(85.2)
Tax impact from non-deductible items	14,411	10.9	9,339	7.9	6,219	16.7
Tax impact from tax exempt income(2)	(5,810)	(4.4)	(2,589)	(2.1)	(8,557)	(23.0)
Tax contingencies, net	1,163	0.9	4,409	3.7	1,986	5.3
Taxes due to changes in tax rates	(836)	(0.6)	330	0.3	(1,640)	(4.4)
Government incentives and other deductions(3)	(2,754)	(2.1)	(8,617)	(7.3)	(5,931)	(15.9)
Restructuring	—	—	—	—	(872)	(2.3)
Prior year taxes	(1,201)	(0.9)	(1,950)	(1.7)	(888)	(2.4)
Valuation allowance	3,450	2.6	—	—	—	—
Other items, net	501	0.4	721	0.6	415	1.1
Total provision for income taxes	$5,641	4.3%	$1,312	1.1%	$(31,760)	(85.1)%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2013	$11,585
Additions based on tax positions related to the current year	4,448
Decrease from currency translation	(31)
Balance at December 31, 2014	$16,002
Additions based on tax positions related to the current year	2,018
Additions for tax positions of prior years	2,640
Settlements with taxing authorities	(2,988)
Reductions due to lapse of statute of limitations	(747)
Decrease from currency translation	(190)
Balance at December 31, 2015	$16,735

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2015 and 2014 are as follows:

	2015		2014
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$25,771	$—	$33,208	$—
Accrued and other liabilities	22,648	—	20,425	—
Inventories	2,394	(1,060)	4,798	(1,358)
Allowance for bad debts	1,121	(465)	1,155	(483)
Currency revaluation	934	(132)	510	(211)
Depreciation and amortization	1,859	(27,854)	3,616	(10,645)
Capital lease	1,793	—	1,128	—
Tax credit carryforwards	1,110	—	3,347	—
Unremitted profits and earnings	—	(902)	—	(1,064)
Intangibles	272	(150,594)	1,030	(199,677)
Share-based compensation	14,726	—	14,209	—
Interest	54,307	—	38,013	—
Convertible debt	13,765	—	10,055	—
Other	2,080	(1,154)	1,901	(2,108)
	142,780	(182,161)	133,395	(215,546)
Valuation allowance	(3,703)	—	(602)	—
	$139,077	$(182,161)	$132,793	$(215,546)
Net deferred tax liabilities		$(43,084)		$(82,753)